Unaudited Condensed Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Per Share data, unless otherwise specified	Jun. 24, 2012	Dec. 25, 2011	Dec. 26, 2010
Unaudited Condensed Consolidated Balance Sheets [Abstract]
Allowance on accounts receivable	$ 5,116	$ 6,416	$ 6,760
Preferred stock, par value	$ 0.01	$ 0.01	$ 0.01
Preferred stock, shares authorized	30,500	30,500	30,500
Preferred stock, shares issued
Preferred stock, shares outstanding
Common stock, par value	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized	100,000	100,000	100,000
Common stock, shares issued	32,087	2,421	1,382
Common stock, shares outstanding	32,087	2,269	1,230
Treasury stock, at cost		152	152